INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of tax effect computed by applying federal and provincial/state statutory rates
	2021	2020
	$	$
Net loss before income taxes	(4,594,288)	(3,674,304)
Statutory income tax rate	27%	27%
Income tax recovery	(1,240,458)	(992,062)

Differences between Canadian and foreign tax rates	(83,782)	(95,362)
Permanent differences and others	(249,362)	(76,522)
Impact of foreign exchange	(125,223)	142,767
Under provided in prior years	96,482	363,357
Effect of change in income tax rates	4,187	164,204
Temporary differences	1,657,957	316,758
Change in unrecognized losses	25,468	363,420
	85,269	186,560

Current income tax expense	85,269	186,560
Deferred income tax recovery	-	-
	-	-

Schedule of Significant Components of Deferred Income Tax Assets and Liabilities
	2021	2020
	$	$
Deferred income tax assets:
Non-capital loss carry-forwards	88,066	487,721
Property and equipment	23,524	-
Lease liabilities	722,166	501,470
Deferred income tax assets	833,756	989,191

Deferred income tax liabilities:
Excess of carrying value over tax value of right-of-use assets	(784,732)	(561,508)
Excess of carrying value over tax value of intangible assets	(10,084)	(389,728)
Excess of carrying value over tax value of bonds payable	(38,940)	(19,317)
Excess of carrying value over property and equipment	-	(18,638)
Unrecognized deductible temporary differences	(833,756)	(989,191)

Unrecognized deductible temporary differences	-	-

Schedule of Significant Unrecognized Tax Benefits and Unused Taxes for which No Deferred Tax Assets are Recognized
	2021	2020
	$	$
Non-capital losses carried forward	25,418,239	24,441,678
Property and equipment	3,426	7,337
Share issuance costs	333	17,556
Capital losses carried forward	3,294,836	3,294,836
Lease liabilities	36,157	36,157
Unrecognized deductible temporary differences	28,752,991	27,797,564